FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of cost aggregate fair value and unrealized holding gains and losses by major security
	As of December 31, 2013
	Cost	Aggregate fair value	Unrealized gains, net
	U.S. dollars in thousands
Government and corporate debentures	45,518	46,114	596
Other (equity securities)	588	604	16
	46,106	46,718	612

Schedule of contractual maturities of investments in available for sale debt securities
Fair Value as of December 31, 2014
Due in 1 year	7,732
Due in 2 years	8,011
Due in 3 years	5,726
Due in 4 years	6,112
Due in 5 years	3,773
Due after 5 years	1,541
32,895